STOCK-BASED COMPENSATION (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option	4,444,068		4,444,068		4,728,893	5,719,642	2,867,408
Options, Granted					131,700	2,983,005
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0	$ 2.21
Unrecognized stock-based compensation	$ 79,259		$ 79,259
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			6 years 6 months
Reserves for issuances of common stock	24,345,358		24,345,358
Exercise price per share vested	$ 2.40		$ 2.40
Weighted average period expected to be recognized			1 year 10 months 24 days
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense					$ 178,679	$ 6,035,433
Share based compensation	36,373	36,065	80,193	68,551
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	0	0	0	0
Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						2,983,005
Option Valuation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 2.13	$ 1.97
Unrecognized stock-based compensation					$ 159,453	$ 48,438
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					2 years 4 months 17 days
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted						665,085
Chief Executive Officer [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted						665,085
Directors and Consultants [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted						2,317,920
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	65,850		65,850
Option, vesting period	3 years
Exercise price per share vested	$ 3.35		$ 3.35
Board of Directors [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted					131,700
Option, vesting period					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price					$ 3.35
2016 Stock Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option					4,034,332	5,153,783
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option	144,870		144,870		151,455
2019 Directors Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option					151,455	19,755
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option	264,866		264,866		543,106	546,104
Two Thousand Twenty One Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding option	4,444,068		4,444,068
Reserves for issuances of common stock	1,000,000		1,000,000